Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Outstanding Stock Warrants

A summary of the status of the outstanding stock warrants and changes during the periods is presented below:

	Shares available to purchase with warrants	Weighted Average Price		Weighted Average Fair Value
Outstanding, December 31, 2016	6,400,000		$0.05	$-
Issued	9,900,020		$0.05	$-
Exercised	-		$-	$-
Expired	-		$-	$-
Outstanding, December 31, 2017	16,300,020		$0.05	$-

Exercisable, December 31, 2017	8,100,000		$0.05	$0.20
Issued	-	$		$-
Exercised	-		$-	$-
Expired	-	$		$-
Outstanding, December 31, 2018	16,300,020		$.05	$-

Exercisable, December 31, 2018	15,200,020		$.05	$.27

Schedule of Range Exercise Prices
Range of Exercise Prices	Number Outstanding 12/31/2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.05	16,300,020	3.98 years	$0.05